Employee Stock Based Incentives	6 Months Ended
Jun. 30, 2011
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
EMPLOYEE STOCK-BASED INCENTIVES
EMPLOYEE STOCK-BASED INCENTIVES
For a discussion of the accounting policies and other information relating to employee stock-based incentives, see Note 10 on pages 210–212 of JPMorgan Chase’s 2010 Annual Report.
The Firm recognized the following noncash compensation expense related to its various employee stock-based incentive plans in its Consolidated Statements of Income.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$520	$646	$1,081	$1,334
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	207	187	476	440
Total noncash compensation expense related to employee stock-based incentive plans	$727	$833	$1,557	$1,774

In the first quarter of 2011, in connection with its annual incentive grant, the Firm granted 55 million RSUs and 14 million SARs with weighted-average grant date fair values of $44.31 per RSU and $13.12 per SAR.